American Beacon Advisors, Inc.

4151 Amon Carter Blvd. MD 2450

Fort Worth, TX 76155

June 18, 2013

VIA EDGAR

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Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	American Beacon Funds
1933 Act File No. 33-11387
1940 Act File No. 811-4984

Dear Sir or Madam:

Enclosed for filing, pursuant to Rule 497(c) of the Securities Act of 1933, as amended, are exhibits containing risk/return summary information in interactive data format for the shares of beneficial interest in the American Beacon Treasury Inflation Protected Securities Fund (the “Fund”), a series of the American Beacon Funds. The exhibits reflect updated risk/return summary information for the Fund, as filed with the Securities and Exchange Commission pursuant to Rule 497(c) on May 31, 2013 (Accession Number: 0001144204-13-032681), which is incorporated herein by reference.

If you have any questions concerning the foregoing, please do not hesitate to contact the undersigned at (817) 391-6175.

Sincerely,

/s/ John Okray
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John Okray
Deputy General Counsel

cc:	Kathy K. Ingber, Esq.
K&L Gates LLP